New and Recently Adopted Technical and Accounting Pronouncements	12 Months Ended
Jun. 30, 2020
Accounting Changes and Error Corrections [Abstract]
New and Recently Adopted Technical and Accounting Pronouncements

4. New and recently adopted technical and accounting pronouncements

The Company adopted ASU 2016-02 effective July 1, 2019. ASU 2016-02 requires lessees to recognize most leases on the balance sheet to reflect the right to use an asset for a period of time and an associated lease liability for payments. The Company has applied ASU 2016-02 in accordance with the modified retrospective approach only to contracts that were previously identified as leases. Contracts that were not identified as leases under previous standards were not reassessed for whether there is a lease. Therefore, the definition of a lease under ASU 2016-02 was applied only to contacts entered into or changed on or after July 1, 2019. There is no change to the comparative periods or transitional adjustments required as a result of the adoption of this standard using the modified retrospective approach.

The aggregate lease liability recognized in the statement of financial position at July 1, 2019 and Company’s operating lease commitment at July 1, 2019 can be reconciled as follows:

Operating lease commitment as at July 1, 2019	370,711
Effect of discounting at the incremental borrowing rate	(51,578)
Total lease liability as at July 1, 2019	319,133

The weighted average incremental borrowing rate applied to lease liability on July 1, 2019 was 10%.

In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments. The pronouncement revises the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. The guidance is effective for fiscal years beginning after December 15, 2019. The Company is currently evaluating the potential impact of this guidance on the consolidated financial statements.